Acquisition of ACT Group - Disclosure of Reconciliation of Changes in Goodwill (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Consideration transferred	$ 49,783,820
Fair value of identifiable net assets	22,467,306
Goodwill	33,800,276	$ 3,978,065	$ 3,993,007
ACT Genomics Holdings Company Limited [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Consideration transferred	49,783,820
Non-controlling interests, based on their proportionate interest in the recognized amounts of the assets and liabilities of ACT Genomics	6,483,762
Fair value of identifiable net assets	(22,467,306)
Goodwill	$ 33,800,276